                      Securities and Exchange Commission
                            Washington, D.C. 20524

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report of the Calendar Quarter Ending September 30, 2008

                      If amended report check here: ____

Name of Institutional Investment Manager:

Appleton Partners, Inc.      S.E.C. File Number 28-6694

Business Address:

45 Milk Street       Boston     MA         02109
Street               City       State      Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President      (617) 338-0700

ATTENTION -  Intentional misstatements of omissions of facts constitute
             Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 31st day of October 2008.

                                     Appleton Partners, Inc.

                                     -------------------------------------------
                                     (Name of Institutional Investment Mgr.)

                                     By:  /s/ Douglas C. Chamberlain
                                          --------------------------------------
                                          Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:              97
Form 13F Information Table Value Total:  198,722,363.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.                Form 13F file number         Name
-----------------  ---------------------------  -----------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
30-Sep-08

                                                                            Investment Discretion Voting Authority
                                                                            --------------------- ----------------
                                                                            Sole   Shared  Other  Sole Shared None
Security                     Security Type   Cusip   Market Value  Quantity (A)     (B)     (C)   (A)   (B)   (C)
--------                     ------------- --------- ------------- -------- ----   ------  -----  ---- ------ ----
Master Group

3M CO COM                    COMMON STOCK  88579Y101 $  343,053.00    5022   X                     X
ABBOTT LABS COM              COMMON STOCK  002824100 $  358,551.00    6227   X                     X
ACTIVISION BLIZZARD IN COM   COMMON STOCK  00507V109 $4,616,810.00  299210   X                     X
AGRIUM INC COM               COMMON STOCK  008916108 $2,635,760.00   47000   X                     X
AMERICAN EXPRESS CO COM      COMMON STOCK  025816109 $  352,528.00    9950   X                     X
AMETEK INC NEW COM           COMMON STOCK  031100100 $4,223,446.00  103592   X                     X
AMPHENOL CORP NEW CL A       COMMON STOCK  032095101 $2,330,488.00   58059   X                     X
ANSYS INC COM                COMMON STOCK  03662Q105 $5,655,354.00  149336   X                     X
APACHE CORP COM              COMMON STOCK  037411105 $1,340,624.00   12856   X                     X
APPLE, INC.                  COMMON STOCK  037833100 $3,898,765.00   34302   X                     X
APPLETON EQUITY GROWTH FUND  MUTUAL FUNDS  038042107 $3,505,607.00  477603   X                     X
ARCHER DANIELS MIDLAND COM   COMMON STOCK  039483102 $  233,889.00   10675   X                     X
AT&T INC COM                 COMMON STOCK  00206R102 $2,223,158.00   79626   X                     X
BAKER HUGHES INC COM         COMMON STOCK  057224107 $2,227,751.00   36798   X                     X
BANK N S HALIFAX COM         COMMON STOCK  064149107 $  206,029.00    4475   X                     X
BANK OF AMERICA CORP COM     COMMON STOCK  060505104 $5,057,815.00  144509   X                     X
BAXTER INTL INC COM          COMMON STOCK  071813109 $  760,849.00   11593   X                     X
BECTON DICKINSON & CO COM    COMMON STOCK  075887109 $4,999,395.00   62290   X                     X
BERKSHIRE HATHAWAY INC CL B  COMMON STOCK  084670207 $  232,935.00      53   X                     X
BP PLC SPONSORED ADR         COMMON STOCK  055622104 $  591,755.00   11795   X                     X
BRISTOL MYERS SQUIBB COM     COMMON STOCK  110122108 $  268,339.00   12870   X                     X
CARLISLE COS INC COM         COMMON STOCK  142339100 $  293,706.00    9800   X                     X
CATERPILLAR INC DEL COM      COMMON STOCK  149123101 $4,898,047.00   82182   X                     X
CHEVRONTEXACO CORP COM       COMMON STOCK  166764100 $  846,822.00   10267   X                     X
CISCO SYS INC COM            COMMON STOCK  17275R102 $3,310,454.00  146740   X                     X

CITIGROUP INC COM                    COMMON STOCK 172967101 $   350,167.00  17073 X       X
COCA COLA CO COM                     COMMON STOCK 191216100 $ 1,123,806.00  21252 X       X
COLGATE PALMOLIVE CO COM             COMMON STOCK 194162103 $ 1,188,194.00  15769 X       X
COSTCO WHSL CORP NEW COM             COMMON STOCK 22160K105 $   568,722.00   8759 X       X
CVS CAREMARK CORPORATION             COMMON STOCK 126650100 $ 1,357,171.00  40320 X       X
DEERE & CO COM                       COMMON STOCK 244199105 $   906,097.00  18305 X       X
DISNEY WALT CO COM DISNEY            COMMON STOCK 254687106 $ 4,691,273.00 152860 X       X
DU PONT E I DE NEMOURS COM           COMMON STOCK 263534109 $   300,638.00   7460 X       X
E M C CORP MASS COM                  COMMON STOCK 268648102 $ 1,672,845.00 139870 X       X
ECOLAB INC COM                       COMMON STOCK 278865100 $ 6,417,158.00 132258 X       X
ENERGAS RES INC COM                  COMMON STOCK 29265E108 $       500.00  20000 X       X
EXPRESS SCRIPTS INC COM              COMMON STOCK 302182100 $ 1,548,005.00  20970 X       X
EXXON MOBIL CORP COM                 COMMON STOCK 30231G102 $11,782,867.00 151724 X       X
FEDERATED EQUITY FDS KAUFMANN CL A   MUTUAL FUNDS 314172677 $   394,537.00  84847 X       X
FEDERATED EQUITY FDS MKT OPPOR FD A  MUTUAL FUNDS 314172743 $   314,943.00  26941 X       X
FEDERATED INVS INC PA CL B           COMMON STOCK 314211103 $   320,235.00  11100 X       X
FEDERATED MDT SER ALLCAP COR INS     MUTUAL FUNDS 31421R304 $   305,764.00  23832 X       X
FEDERATED STK TR SH BEN INT          MUTUAL FUNDS 313900102 $   423,562.00  19474 X       X
FORUM FDS INC JORDAN OPPTY           MUTUAL FUNDS 349903187 $   359,159.00  35074 X       X
GENERAL ELEC CO COM                  COMMON STOCK 369604103 $ 6,830,660.00 267869 X       X
GILEAD SCIENCES INC COM              COMMON STOCK 375558103 $ 3,868,922.00  84789 X       X
GOLDMAN SACHS GROUP COM              COMMON STOCK 38141G104 $ 2,924,672.00  22849 X       X
HONEYWELL INTL INC COM               COMMON STOCK 438516106 $   317,857.00   7650 X       X
ILLINOIS TOOL WKS INC COM            COMMON STOCK 452308109 $   403,650.00   9081 X       X
INTEL CORP COM                       COMMON STOCK 458140100 $ 1,012,431.00  54054 X       X
INTERNATIONAL BUS MACH COM           COMMON STOCK 459200101 $ 5,279,457.00  45139 X       X
ISHARES S&P GSSI NAT RES IDX         COMMON STOCK 464287374 $   414,374.00  11520 X       X
ISHARES TR NASDQ BIO INDX            COMMON STOCK 464287556 $   634,608.00   7800 X       X
J P MORGAN CHASE & CO COM            COMMON STOCK 46625H100 $   415,910.00   8906 X       X
JOHNSON & JOHNSON COM                COMMON STOCK 478160104 $ 5,850,835.00  84452 X       X
KELLOGG CO COM                       COMMON STOCK 487836108 $   805,428.00  14357 X       X
MARKET VECTORS ETF TR AGRIBUS ETF    COMMON STOCK 57060U605 $ 1,096,640.00  29800 X       X
MCDERMOTT INTL INC COM               COMMON STOCK 580037109 $ 4,050,186.00 158520 X       X
MCDONALDS CORP COM                   COMMON STOCK 580135101 $ 7,176,882.00 116319 X       X
MEDTRONIC INC COM                    COMMON STOCK 585055106 $   215,430.00   4300 X       X
MEMC ELECTR MATLS INC COM            COMMON STOCK 552715104 $   500,343.00  17705 X       X
METLIFE INC COM                      COMMON STOCK 59156R108 $ 6,193,152.00 110592 X       X

MFS SER TR X INTL DIVERS I          MUTUAL FUNDS 55273G298 $    188,033.00  16099 X       X
MICROSOFT CORP COM                  COMMON STOCK 594918104 $  3,505,785.00 131352 X       X
MONSANTO CO NEW COM                 COMMON STOCK 61166W101 $  1,334,547.00  13483 X       X
NIKE INC CL B                       COMMON STOCK 654106103 $    270,945.00   4050 X       X
NOKIA CORP SPONSORED ADR            COMMON STOCK 654902204 $  1,739,896.00  93292 X       X
NORFOLK SOUTHERN CORP COM           COMMON STOCK 655844108 $    314,431.00   4749 X       X
NORTHERN TR CORP COM                COMMON STOCK 665859104 $    294,793.00   4083 X       X
NOVARTIS A G SPONSORED ADR          COMMON STOCK 66987V109 $    259,444.00   4910 X       X
OMNICOM GROUP INC COM               COMMON STOCK 681919106 $    765,223.00  19845 X       X
ORACLE CORP COM                     COMMON STOCK 68389X105 $    498,062.00  24523 X       X
PEOPLES S&P MIDCAP IDX COM          MUTUAL FUNDS 712223106 $    294,535.00  12161 X       X
PEPSICO INC COM                     COMMON STOCK 713448108 $  6,744,708.00  94636 X       X
PFIZER INC COM                      COMMON STOCK 717081103 $    947,558.00  51386 X       X
PRAXAIR INC COM                     COMMON STOCK 74005P104 $  5,111,547.00  71251 X       X
PRECISION CASTPARTS CP COM          COMMON STOCK 740189105 $    255,247.00   3240 X       X
PROCTER & GAMBLE CO COM             COMMON STOCK 742718109 $  9,374,664.00 134519 X       X
ROPER INDS INC NEW COM              COMMON STOCK 776696106 $  2,782,496.00  48850 X       X
ROYAL DUTCH SHELL PLC SPONS ADR A   COMMON STOCK 780259206 $    355,358.00   6022 X       X
SCHEIN HENRY INC COM                COMMON STOCK 806407102 $  2,368,045.00  43983 X       X
SCHLUMBERGER LTD COM                COMMON STOCK 806857108 $  5,599,522.00  71706 X       X
SMITH INTL INC COM                  COMMON STOCK 832110100 $    950,554.00  16210 X       X
STANLEY WKS COM                     COMMON STOCK 854616109 $    203,482.00   4875 X       X
STRYKER CORP COM                    COMMON STOCK 863667101 $  1,721,037.00  27625 X       X
TARGET CORP COM                     COMMON STOCK 87612E106 $    804,420.00  16400 X       X
TEMPLETON INCOME TR GLOBAL BD FD C  MUTUAL FUNDS 880208301 $    156,458.00  13907 X       X
TRANSOCEAN INC ORD                  COMMON STOCK G90073100 $  1,711,527.00  15582 X       X
UNITED TECHNOLOGIES CP COM          COMMON STOCK 913017109 $  1,337,897.00  22276 X       X
VCA ANTECH INC COM                  COMMON STOCK 918194101 $    587,190.00  19925 X       X
VERIZON COMMUNICATIONS COM          COMMON STOCK 92343V104 $  1,441,804.00  44930 X       X
VISA, INC.                          COMMON STOCK 92826C839 $  2,111,755.00  34399 X       X
WALGREEN CO COM                     COMMON STOCK 931422109 $    267,804.00   8650 X       X
WEATHERFORD INTL LTD COM            COMMON STOCK G95089101 $    372,826.00  14830 X       X
WELLS FARGO & CO NEW COM            COMMON STOCK 949746101 $  4,417,319.00 117701 X       X
XTO ENERGY INC COM                  COMMON STOCK 98385X106 $  1,549,023.00  33298 X       X
ZIMMER HLDGS INC COM                COMMON STOCK 98956P102 $    655,413.00  10152 X       X
                                                           ---------------
                                                           $198,722,363.00
                                                           ---------------
TOTAL PORTFOLIO                                            $198,722,363.00
                                                           ===============